ACQUISITIONS - Intangible Assets Acquired (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Intangible assets acquired		$ 0	$ 212
Singapore Acquisition
Business Acquisition [Line Items]
Intangible assets acquired	$ 212
Non-compete agreements
Business Acquisition [Line Items]
Intangible assets acquired		0	28
Non-compete agreements | Singapore Acquisition
Business Acquisition [Line Items]
Intangible assets acquired	$ 28
Useful Life	5 years
Customer lists
Business Acquisition [Line Items]
Intangible assets acquired		0	97
Customer lists | Singapore Acquisition
Business Acquisition [Line Items]
Intangible assets acquired	$ 97
Useful Life	4 years
Trade name
Business Acquisition [Line Items]
Intangible assets acquired		$ 0	$ 87
Trade name | Singapore Acquisition
Business Acquisition [Line Items]
Intangible assets acquired	$ 87
Useful Life	5 years